REPORT OF
INDEPENDENT
REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders
and the Board of
Trustees of
iCapital KKR Private
Markets Fund

In planning and
performing our audit of
the consolidated
financial statements of
iCapital KKR Private
Markets Fund (the
Fund) as of and for the
year ended March 31,
2022, in accordance
with the standards of
the Public Company
Accounting Oversight
Board (United States)
(PCAOB), we
considered the Funds
internal control over
financial reporting,
including controls over
safeguarding securities,
as a basis for designing
our auditing procedures
for the purpose of
expressing our opinion
on the consolidated
financial statements and
to comply with the
requirements of Form
N-CEN, but not for the
purpose of expressing
an opinion on the
effectiveness of the
Funds internal control
over financial reporting.
Accordingly, we express
no such opinion.
The management of the
Fund is responsible for
establishing and
maintaining effective
internal control over
financial reporting. In
fulfilling this
responsibility, estimates
and judgments by
management are
required to assess the
expected benefits and
related costs of
controls. A funds
internal control over
financial reporting is a
process designed to
provide reasonable
assurance regarding the
reliability of financial
reporting and the
preparation of
consolidated financial
statements for external
purposes in accordance
with generally accepted
accounting principles. A
funds internal control
over financial reporting
includes those policies
and procedures that (1)
pertain to the
maintenance of records
that, in reasonable
detail, accurately and
fairly reflect the
transactions and
dispositions of the
assets of the fund (2)
provide reasonable
assurance that
transactions are
recorded as necessary
to permit preparation of
consolidated financial
statements in
accordance with
generally accepted
accounting principles,
and that receipts and
expenditures of the fund
are being made only in
accordance with
authorizations of
management and
Trustees of the fund
and (3) provide
reasonable assurance
regarding prevention or
timely detection of
unauthorized
acquisition, use, or
disposition of a funds
assets that could have a
material effect on the
consolidated financial
statements.
Because of its inherent
limitations, internal
control over financial
reporting may not
prevent or detect
misstatements. Also,
projections of any
evaluation of
effectiveness to future
periods are subject to
the risk that controls
may become
inadequate because of
changes in conditions or
that the degree of
compliance with the
policies or procedures
may deteriorate.
A deficiency in internal
control over financial
reporting exists when
the design or operation
of a control does not
allow management or
employees, in the
normal course of
performing their
assigned functions, to
prevent or detect
misstatements on a
timely basis. A material
weakness is a
deficiency, or a
combination of
deficiencies, in internal
control over financial
reporting, such that
there is a reasonable
possibility that a
material misstatement
of the fund's annual or
interim consolidated
financial statements will
not be prevented or
detected on a timely
basis.
Our consideration of the
Funds internal control
over financial reporting
was for the limited
purpose described in
the first paragraph and
would not necessarily
disclose all deficiencies
in internal control that
might be material
weaknesses under
standards established
by the PCAOB.
However, we noted no
deficiencies in the
Funds internal control
over financial reporting
and its operation,
including controls for
safeguarding securities,
that we consider to be a
material weakness, as
defined above, as of
March 31, 2022.
This report is intended
solely for the
information and use of
management and the
Board of Trustees of the
Fund and the Securities
and Exchange
Commission and is not
intended to be and
should not be used by
anyone other than these
specified parties.

DELOITTE & TOUCHE,
LLP
Chicago, Illinois
May 30, 2022